SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION

year ended December 31, 2013 (millions of Canadian dollars)	Natural Gas Pipelines	Oil Pipelines	Energy	Corporate	Total
Revenues	4,497	1,124	3,176	—	8,797
Income from Equity Investments	145	—	452	—	597
Plant Operating Costs and Other	(1,405)	(328)	(833)	(108)	(2,674)
Commodity Purchases Resold	—	—	(1,317)	—	(1,317)
Property Taxes	(329)	(44)	(72)	—	(445)
Depreciation and Amortization	(1,027)	(149)	(293)	(16)	(1,485)
	1,881	603	1,113	(124)	3,473
Interest Expense					(985)
Interest Income and Other					34
Income before Income Taxes					2,522
Income Tax Expense					(611)
Net Income					1,911
Net Income Attributable to Non-Controlling Interests					(125)
Net Income Attributable to Controlling Interests					1,786
Preferred Share Dividends					(74)
Net Income Attributable to Common Shares					1,712

year ended December 31, 2012 (millions of Canadian dollars)	Natural Gas Pipelines	Oil Pipelines	Energy	Corporate	Total
Revenues	4,264	1,039	2,704	—	8,007
Income from Equity Investments	157	—	100	—	257
Plant Operating Costs and Other	(1,365)	(296)	(819)	(97)	(2,577)
Commodity Purchases Resold	—	—	(1,049)	—	(1,049)
Property Taxes	(315)	(45)	(74)	—	(434)
Depreciation and Amortization	(933)	(145)	(283)	(14)	(1,375)
	1,808	553	579	(111)	2,829
Interest Expense					(976)
Interest Income and Other					85
Income before Income Taxes					1,938
Income Tax Expense					(466)
Net Income					1,472
Net Income Attributable to Non-Controlling Interests					(118)
Net Income Attributable to Controlling Interests					1,354
Preferred Share Dividends					(55)
Net Income Attributable to Common Shares					1,299

year ended December 31, 2011 (millions of Canadian dollars)	Natural Gas Pipelines	Oil Pipelines[1]	Energy	Corporate	Total
Revenues	4,244	827	2,768	—	7,839
Income from Equity Investments	159	—	256	—	415
Plant Operating Costs and Other	(1,221)	(209)	(842)	(86)	(2,358)
Commodity Purchases Resold	—	—	(991)	—	(991)
Property Taxes	(307)	(31)	(72)	—	(410)
Depreciation and Amortization	(923)	(130)	(261)	(14)	(1,328)
	1,952	457	858	(100)	3,167
Interest Expense					(937)
Interest Income and Other					55
Income before Income Taxes					2,285
Income Tax Expense					(575)
Net Income					1,710
Net Income Attributable to Non-Controlling Interests					(129)
Net Income Attributable to Controlling Interests					1,581
Preferred Share Dividends					(55)
Net Income Attributable to Common Shares					1,526

1	Commencing in February 2011, TransCanada began recording earnings for the Keystone Pipeline System.
Total Assets

at December 31 (millions of Canadian dollars)	2013	2012
Natural Gas Pipelines	25,165	23,210
Oil Pipelines	13,253	10,485
Energy	13,747	13,157
Corporate	1,733	1,544
	53,898	48,396

Geographic Information

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Revenues
Canada – domestic	4,659	3,527	3,929
Canada – export	997	1,121	1,087
United States	3,029	3,252	2,752
Mexico	112	107	71
	8,797	8,007	7,839

at December 31 (millions of Canadian dollars)	2013	2012
Plant, Property and Equipment
Canada	18,462	18,054
United States	17,570	14,904
Mexico	1,574	755
	37,606	33,713

Capital Expenditures

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Natural Gas Pipelines	1,776	1,389	917
Oil Pipelines	2,483	1,145	1,204
Energy	152	24	384
Corporate	50	37	8
	4,461	2,595	2,513